Related Party and Party-In-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 401(k)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Related Party and Party-in-Interest Transactions
Included in the Plan assets are Truist Financial Corporation common stock and certain assets held by and managed by Fidelity Management Trust Company. Balances, income and transactions related to these investments, which are party-in-interest transactions under ERISA, are presented in the following tables:

	December 31,
	2025	2024
Number of shares, Truist Financial Corporation common stock	10,890,048	11,707,254
Truist Financial Corporation common stock	$535,911,991	$507,886,676
Fidelity Brokeragelink	$551,932,990	$444,727,668
Mutual funds and common collective trusts	$3,460,892,590	$2,997,281,254
Separately managed accounts	$24,357,974	$—

For the year ended
December 31, 2025
Dividends on Truist Financial Corporation common stock	$23,872,691
Realized and unrealized gain on Truist Financial Corporation common stock	$65,442,049